Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Before Income Tax

The components of income before income tax are as follows:

Year ended December 31,	2010	2011	2012
PRC, excluding Hong Kong	$18,686	$6,923	$87,504
Hong Kong and other jurisdictions	(5,148)	(6,365)	(2,590)

	$13,538	$558	$84,914

Current and Deferred Components of Income Tax Expense

The current and deferred components of the income tax expense appearing in the consolidated statements of income are as follows:

Year ended December 31,	2010	2011	2012
Current tax	$(8,135)	$(3,672)	$(13,593)
Deferred tax	4,463	2,700	(3,706)

	$(3,672)	$(972)	$(17,299)

Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and liabilities as of December 31, 2011 and 2012 are attributable to the following:

December 31,	2011	2012
Net operating losses	$6,199	$5,316
Obsolete inventories	10	356
Allowance for doubtful accounts	2	—
Allowance for doubtful payables	—	101
Property, plant and equipment	4,156	5,420

Total deferred tax assets	10,367	11,193
Less: valuation allowance	(1,344)	(5,316)

Deferred tax assets	9,023	5,877

Deferred tax liability arising from withholding tax on undistributed earnings of PRC subsidiaries	(1,379)	(1,379)

Net deferred tax assets	$7,644	$4,498

Movement of Deferred Tax Assets Valuation Allowance	Movement of valuation allowance:

December 31,	2010	2011	2012
At beginning of the year	$1,223	$916	$1,344
Current year (reduction) addition	(307)	428	3,972

At end of the year	$916	$1,344	$5,316

Reconciliation of Income Tax Expense to Amount Computed by applying Current Tax Rate

A reconciliation of the income tax expense to the amount computed by applying the current tax rate to the income before income taxes in the consolidated statements of income is as follows:

Year ended December 31,	2010	2011	2012
Income before income taxes	$13,538	$558	$84,914
PRC tax rate	22%	24%	25%
Income tax expense at PRC tax rate on income before income tax	$(2,978)	$(134)	$(21,229)
Effect of difference between Hong Kong and PRC tax rates applied to Hong Kong income	(134)	(221)	(258)
Effect of tax exemption	—	(1,526)	—
Effect of change in tax law	134	142	3,502
Change in valuation allowance	307	(428)	(3,972)
Deferred tax liability on withholding tax on undistributed profits of PRC subsidiaries	(276)	—	—
Tax benefit (expense) arising from items which are not assessable (deductible) for tax purposes:
Non-deductible impairment loss on goodwill	—	(708)	—
Non-deductible and non-taxable items	(770)	1,490	705
(Under) over-provision of income tax expense in prior years	(69)	1,369	185
Increase in tax expense arising from temporary differences	—	—	1,242
Withholding tax	—	—	1,772
Others	114	(956)	754

Income tax expense	$(3,672)	$(972)	$(17,299)